Short Term Bank Loans (Details) - USD ($)			12 Months Ended
	Mar. 25, 2022	Feb. 08, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Short Term Bank Loans (Details) [Line Items]
Repaid amounts			$ 24,239
Loans interest expense				$ 31,355
Zhejiang Tailong Bank [Member]
Short Term Bank Loans (Details) [Line Items]
Repaid amounts		$ 314,169
China Everbright Bank [Member]
Short Term Bank Loans (Details) [Line Items]
Repaid amounts	$ 471,268